INCOME TAXES - Summary of total unrecognized tax benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Total unrecognized tax benefits, beginning balance	¥ 240,319	¥ 211,064
Increase related to current year tax positions		29,255
Release related to de-recognition of liabilities	(240,319)
Total unrecognized tax benefits, ending balance	¥ 0	¥ 240,319